UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                         USAA TAX EXEMPT MONEY MARKET Fund


                      3RD QUARTER Portfolio of Investments


                                DECEMBER 31, 2007

                                                                      (Form N-Q)

48461-0208                           (copyright)2008, USAA. All rights reserved.
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                            of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bank of New York, Bayerische Hypovereinsbank AG, Bayerische Landesbank, Bear Stearns Co., Branch Banking & Trust Co., BNP Paribas, Citibank, N.A., Citigroup, Inc., Depfa Bank, plc, Deutsche Bank AG, Deutsche Postbank, Dexia Credit Local, JPMorgan Chase Bank, N.A., Lehman
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                            of INVESTMENTS
                            (continued)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

        Brothers Holdings, Inc., Merrill Lynch
        & Co., Morgan Stanley, Regions Bank, U.S. Bank, N.A., or Wachovia Bank, N.A.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Lehman Brothers Holdings, Inc., Merrill Lynch & Co., Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., Morgan Stanley, National Rural Utility Corp., or Texas Permanent School Fund.

(INS)   Principal  and interest  payments  are insured by one of the  following:
        AMBAC Assurance Corp., N.A., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
EDC            Economic Development Corp.
IDA            Industrial Development Authority/Agency
ISD            Independent School District
MTA            Metropolitan Transportation Authority
P-FLOAT        Puttable Floating Option Tax-Exempt Receipts
PUTTER         Puttable Tax-Exempt Receipts
SPEAR          Short Puttable Exempt Adjustable Receipts

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                            of INVESTMENTS (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (90.8%)

               ALABAMA (3.8%)

$    3,730     Birmingham Medical Clinic Board (LOC -
                    Columbus Bank & Trust Co.)             3.81%          2/01/2012        $     3,730
     6,500     Birmingham Medical Clinic Board (LOC -
                    Wachovia Bank, N.A.)                   3.51          10/01/2028              6,500
     2,400     Cleburne County Economic and IDA (LOC -
                    Bank of New York)                      3.53          11/01/2030              2,400
     2,250     Huntsville Educational Building Auth.
                    (LOC - First Commercial Bank)          3.62          12/01/2022              2,250
     2,515     Marengo County Port Auth. (LOC - Compass
                    Bank)                                  3.53           7/01/2026              2,515
     2,250     Mobile Special Care Facilities Financing
                    Auth. (LOC - Wachovia Bank, N.A.)      3.55           7/01/2021              2,250
     1,100     Mobile Special Care Facilities Financing
                    Auth. (LOC - Wachovia Bank, N.A.)      3.55           6/01/2026              1,100
    13,335     Ridge Improvement District (LOC - Regions
                    Bank)                                  3.53          10/01/2025             13,335
    15,475     Southeast Gas District (LIQ)(INS)           3.53            6/01/2023            15,475
     8,500     Spanish Fort Redevelopment Auth.
                     (LIQ)(LOC - Bank of America, N.A.)
                    (a)                                    3.51           3/01/2012              8,500
     6,095     Sumiton Educational Building Auth. (LOC -
                    First Commercial Bank)                 3.62           5/01/2032              6,095
     5,000     Suscaloosa County Port Auth. (LOC -
                    Columbus Bank & Trust Co.)             3.53          12/01/2026              5,000
    32,500     Tuscaloosa County Port Auth. (LOC -
                    Compass Bank)                          3.48          12/01/2031             32,500
                                                                                          ---------------
                                                                                               101,650
                                                                                          ---------------
               ARIZONA (0.3%)

     8,500     Verrado Western Overlay Community
                    Facilities District (LOC - Compass
                    Bank)                                  3.49          7/01/2029               8,500
                                                                                          ---------------
               ARKANSAS (0.2%)

     5,175     Texarkana (LOC - PNC Bank, N.A.)            3.57          3/01/2021               5,175
                                                                                          ---------------
               CALIFORNIA (0.9%)

     2,300     Golden State Tobacco Securitization Corp.
                    (INS)(LIQ)(NBGA) (a)                   3.67          6/01/2045               2,300
    12,000     SPEAR (LIQ)(INS) (a)                        3.62          8/01/2036              12,000
    10,525     State (LIQ)(NBGA) (a)                       3.82         11/01/2037              10,525
                                                                                          ---------------
                                                                                                24,825
                                                                                          ---------------
               COLORADO (6.2%)

     5,000     Arista Metropolitan District (LOC -
                    Compass Bank)                          3.51         12/01/2030               5,000
     2,800     Brighton Crossing Metropolitan District
                    No. 4 (LOC - Compass Bank)             3.57         12/01/2034               2,800
     3,350     Brighton Crossing Metropolitan District
                    No. 4 (LOC - Zions First National
                    Bank)                                  3.52         12/01/2035               3,350

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
$    6,895     Denver Convention Center Hotel Auth.
                    (LIQ)(INS) (a)                         3.55%         12/01/2035        $     6,895
    24,750     Denver Health & Hospital Auth.
                    (LIQ)(NBGA) (a)                        3.97          12/01/2033             24,750
     3,240     Denver Urban Renewal Auth. (LOC - Zions
                    First National Bank)                   3.51          12/01/2015              3,240
     6,830     Denver Urban Renewal Auth. (LOC - Compass
                    Bank)                                  3.49           9/01/2017              6,830
    12,200     Denver Urban Renewal Auth. (LOC - Compass
                    Bank)                                  3.49           9/01/2017             12,200
    23,000     Educational and Cultural Facilities Auth.
                    (LOC - Western Corp. Federal Credit
                    Union)                                 3.57           5/01/2030             23,000
    12,015     Educational and Cultural Facilities Auth.
                    (LIQ)(LOC - Deutsche Bank A.G.) (a)    3.60           8/01/2037             12,015
     2,275     El Paso County (LOC - JPMorgan Chase
                    Bank, N.A.)                            3.65          11/01/2021              2,275
     1,035     Health Facilities Auth. (LOC - JPMorgan
                    Chase Bank, N.A.)                      3.65           9/01/2015              1,035
     1,355     Health Facilities Auth. (LOC - JPMorgan
                    Chase Bank, N.A.)                      3.65           1/01/2018              1,355
    18,060     Health Facilities Auth. (LIQ)(LOC -
                    Deutsche Bank A.G.) (a)                3.60           2/15/2037             18,060
     1,700     Housing and Finance Auth. IDA (LOC - U.S.
                    Bank, N.A.)                            3.52           4/01/2009              1,700
    23,990     Jefferson Metro District (LIQ)(NBGA) (a)    5.00          12/01/2028             23,990
     1,145     Postsecondary Educational Facilities
                    Auth. (LOC - Wells Fargo Bank,
                    N.A.)                                  3.52           6/01/2011              1,145
     1,925     Postsecondary Educational Facilities
                    Auth. (LOC - JPMorgan Chase Bank,
                    N.A.)                                  3.65           4/01/2013              1,925
     7,350     Regional Transportation District
                    (INS)(LIQ) (a)                         3.50          11/01/2036              7,350
     6,650     Timnath Dev. Auth. (LOC - Compass Bank)     3.50          12/01/2029              6,650
                                                                                          ---------------
                                                                                               165,565
                                                                                          ---------------
               DELAWARE (0.2%)

     6,600     EDA IDA                                     3.53          12/01/2014              6,600
                                                                                          ---------------
               FLORIDA (4.5%)

    14,220     Board of Education (INS)(LIQ) (a)           3.60           7/01/2012             14,220
     4,295     Board of Education (LIQ) (a)                3.60           6/01/2019              4,295
    13,590     Brevard County Housing Finance Auth.
                    (LIQ)(NBGA) (a)                        5.00          12/01/2032             13,590
    15,995     Broward County Housing Finance Auth.
                    (LIQ)(NBGA) (a)                        5.00           9/01/2032             15,995
     4,280     Collier County School Board (INS)(LIQ) (a)  3.51           2/15/2021              4,280
    18,130     Collier County School Board (LIQ)(INS) (a)  3.50           2/15/2024             18,130
     1,000     Dade County IDA                             4.00          11/15/2017              1,000
     7,035     Dade County IDA                             3.75           4/01/2020              7,035
       400     Hillsborough County IDA (LIQ)(LOC -
                    Citibank, N.A.) (a)                    3.50          10/01/2041                400
     2,535     Miami Dade County School Board (LIQ)(INS)
                    (a)                                    3.56          11/01/2031              2,535
     3,325     Orange County School Board Leasing Corp.
                    (LIQ)(INS) (a)                         3.56           8/01/2022              3,325
     6,000     Palm Beach County (LOC - Commerce Bank,
                    N.A., Cherry Hill)                     3.50           5/01/2033              6,000
     5,795     Pasco County School Board (LIQ)(INS) (a)    3.55           8/01/2024              5,795

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
$    3,200     Sarasota County Public Hospital Board       3.80%          7/01/2037        $     3,200
     1,830     State Department of Environmental
                    Protection (INS)(LIQ) (a)              3.60           7/01/2013              1,830
     5,000     Tallahassee (LIQ)(INS) (a)                  3.56          10/01/2035              5,000
    14,060     University of North Florida Financing
                    Corp. (LIQ)(INS) (a)                   3.49          11/01/2027             14,060
                                                                                          ---------------
                                                                                               120,690
                                                                                          ---------------
               GEORGIA (0.3%)

     1,080     Columbus Dev. Auth. (LOC - SunTrust Bank)   3.53           7/01/2010              1,080
     5,860     Peachtree Dev. Auth. (LOC - Columbus Bank
                    & Trust Co.)                           3.49          12/01/2033              5,860
                                                                                          ---------------
                                                                                                 6,940
                                                                                          ---------------
               ILLINOIS (5.0%)

    12,175     Brighton Crossing Metropolitan District
                    No. 4 (LIQ)(INS) (a)                   3.49           6/30/2014             12,175
     2,050     Chicago (LIQ)(INS) (a)                      3.56           1/01/2017              2,050
     4,050     Chicago Board of Education (LIQ)(INS) (a)   3.50          12/01/2026              4,050
     8,295     Chicago Board of Education (LIQ)(INS) (a)   3.56          12/01/2029              8,295
     6,185     Community College District No. 540
                    (LIQ)(INS) (a)                         3.56          12/01/2021              6,185
     4,200     Dev. Finance Auth.                          3.53           1/01/2016              4,200
     2,165     Dev. Finance Auth. (LOC - National City
                    Bank)                                  3.48           5/01/2018              2,165
     1,455     Dev. Finance Auth. (LOC - Northern Trust
                    Co.)                                   3.65           8/01/2022              1,455
     4,675     Finance Auth. (LIQ)(INS) (a)                3.49           8/01/2030              4,675
     3,325     Finance Auth. (LOC - Fifth Third Bank)      3.52           3/01/2031              3,325
     4,500     Finance Auth. (LOC - Banco Santander
                    Central Hispano)                       3.49           7/01/2038              4,500
    18,190     Greater Chicago Metropolitan Water
                    Reclamation District (LIQ) (a)         3.49           6/01/2014             18,190
    19,310     Metropolitan Pier and Exposition Auth.
                    (LIQ)(INS) (a)                         3.62           6/15/2034             19,310
    15,000     Metropolitan Pier and Exposition Auth.
                    (LIQ)(INS) (a)                         3.50          12/15/2034             15,000
     6,000     Metropolitan Pier and Exposition Auth.
                    (LIQ)(INS) (a)                         3.50          12/15/2039              6,000
     6,765     Springfield (LIQ)(INS) (a)                  3.56           3/01/2026              6,765
     4,249     Springfield Airport Auth.                   3.54          10/15/2016              4,249
    10,000     Toll Highway Auth. (LIQ)(INS) (a)           3.49           7/01/2014             10,000
                                                                                          ---------------
                                                                                               132,589
                                                                                          ---------------
               INDIANA (1.6%)

     5,515     Bond Bank (LOC - Huntington National
                    Bank)                                  3.65           1/01/2025              5,515
       663     Crawfordsville (LOC - Federal Home Loan
                    Bank-Indianapolis)                     3.52           1/01/2030                663
     5,000     Finance Auth. (LOC - National City Bank)    3.48          11/01/2027              5,000
     5,300     Franklin Community Multi-School Building
                    Corp. (LIQ)(INS) (a)                   3.56           7/15/2026              5,300
     1,300     Huntington Economic Dev.                    3.80           6/26/2014              1,300
     1,915     Huntington Economic Dev. (LOC - National
                    City Bank)                             3.49           8/01/2037              1,915
    13,660     Municipal Power Agency (LIQ)(INS) (a)       3.56           1/01/2016             13,660

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=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
$   2,175     Seymour Economic Dev. (LOC - National
                    City Bank)                             3.55%         10/01/2022        $     2,175
     2,000     St. Joseph County Economic Dev. (LOC -
                    Wells Fargo Bank, N.A.)                3.52           6/01/2022              2,000
     5,830     Winona Lake Economic Dev. (LOC - Fifth
                    Third Bank)                            3.49           6/01/2031              5,830
                                                                                          ---------------
                                                                                                43,358
                                                                                          ---------------
               IOWA (2.4%)

     6,850     Chillicothe                                 3.53           1/01/2023              6,850
    12,750     Council Bluffs                              3.53           1/01/2025             12,750
     8,000     Finance Auth. (NBGA)                        3.49          11/01/2015              8,000
    34,900     Louisa County                               3.50          10/01/2024             34,900
     1,910     Sheldon                                     3.72          11/01/2015              1,910
                                                                                          ---------------
                                                                                                64,410
                                                                                          ---------------
               KANSAS (0.2%)

     4,175     North Newton (LOC - U.S. Bank, N.A.)        3.52           1/01/2023              4,175
                                                                                          ---------------
               KENTUCKY (1.3%)

     2,010     Boone County (LOC - JPMorgan Chase Bank,
                    N.A.)                                  3.65          11/01/2021              2,010
     2,000     Frankfort Economic Dev.                     3.80           5/07/2014              2,000
     9,005     Hancock County (LOC - SunTrust Bank)        3.57           7/01/2010              9,005
     9,490     Hancock County (LOC - SunTrust Bank)        3.57           7/01/2011              9,490
    10,000     Hancock County (LOC - Wachovia Bank,
                    N.A.)                                  3.52           7/01/2012             10,000
     1,980     Lexington-Fayette Urban County Government
                    (LOC - JPMorgan Chase Bank, N.A.)      3.65           7/01/2021              1,980
                                                                                          ---------------
                                                                                                34,485
                                                                                          ---------------
               LOUISIANA (4.4%)

     1,550     Ascension Parish                            3.80           9/01/2010              1,550
     2,400     Ascension Parish                            3.80           3/01/2011              2,400
    41,000     Jefferson Sales Tax District (INS)(LIQ)     3.52          12/01/2022             41,000
    18,910     Municipal Securities Trust (LIQ)(LOC -
                    Bank of New York) (a)                  3.50           5/29/2014             18,910
     6,050     Municipal Securities Trust (LIQ)(LOC -
                    Bank of New York) (a)                  3.50           6/24/2022              6,050
     3,245     Public Facilities Auth. (LOC - Regions
                    Bank)                                  3.53          12/01/2014              3,245
     1,100     Public Facilities Auth.                     3.80           8/01/2017              1,100
     2,020     Public Facilities Auth. (LIQ)(LOC -
                    Branch Banking & Trust Co.) (a)        3.55           7/01/2018              2,020
     9,660     Public Facilities Auth. (LOC - Bank of
                    New York)                              3.50           4/01/2021              9,660
     1,475     Public Facilities Auth. (LOC - Capital
                    One, N.A.)                             3.57           7/01/2023              1,475
     4,350     Public Facilities Auth. (LOC - Capital
                    One, N.A.)                             3.57           7/01/2023              4,350
     4,185     Public Facilities Auth. (LOC - Capital
                    One, N.A.)                             3.57           7/01/2027              4,185
    11,550     State (LIQ)(INS) (a)                        3.51           5/01/2036             11,550
     9,900     State (LIQ)(INS) (a)                        3.56           5/01/2036              9,900
                                                                                          ---------------
                                                                                               117,395
                                                                                          ---------------

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  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
               MAINE (0.2%)

$    4,475     Finance Auth. (LIQ)(LOC - Deutsche Bank
                    A.G.) (a)                              3.60%          8/01/2037        $     4,475
                                                                                          ---------------
               MARYLAND (2.2%)

     1,000     Baltimore County IDA                      3.70           3/01/2014              1,000
     8,000     Gaithersburg (LIQ)(LOC - Citibank, N.A.)
                    (a)                                    3.50           1/01/2036              8,000
     8,630     Health and Higher Educational Facilities
                    Auth. (LIQ)(NBGA) (a)                  3.57           5/15/2046              8,630
    20,200     Montgomery County (NBGA) (a)                3.42          11/01/2020             20,200
    21,125     Montgomery County Auth. (LOC -
                    Manufacturers & Traders Trust Co.)     3.52          12/01/2027             21,125
                                                                                          ---------------
                                                                                                58,955
                                                                                          ---------------
               MASSACHUSETTS (2.0%)

     8,400     Industrial Dev. Finance Agency (LOC -
                    Wachovia Bank, N.A.)                   3.66           4/01/2010              8,400
    45,000     State (INS)(LIQ) (a)                        3.55           5/01/2037             45,000
                                                                                          ---------------
                                                                                                53,400
                                                                                          ---------------
               MICHIGAN (3.9%)

    13,670     Georgetown Township EDC (LOC - Huntington
                    National Bank)                         3.67          11/01/2019             13,670
     7,300     Job Dev. Auth. (LOC - Sumitomo Mitsui
                    Banking Corp.)                         3.60          10/01/2008              7,300
    32,140     Oakland County EDC (LOC - Fifth Third
                    Bank)                                  3.50           3/01/2029             32,140
    11,650     State Building Auth. (LIQ)(INS) (a)         3.56          10/15/2024             11,650
     7,100     State Building Auth. (LIQ)(INS) (a)         3.51          10/15/2036              7,100
    11,910     State Building Auth. (LIQ)(INS) (a)         3.51          10/15/2036             11,910
    10,500     State Building Auth. (LIQ)(INS) (a)         3.56          10/15/2036             10,500
    10,000     Strategic Fund                              4.15           6/01/2014             10,000
                                                                                          ---------------
                                                                                               104,270
                                                                                          ---------------
               MINNESOTA (0.8%)

     3,085     Canby Community Hospital District No.1      3.72          11/01/2026              3,085
     4,300     North Suburban Hospital District (LOC -
                    Wells Fargo Bank, N.A.)                3.47           2/01/2013              4,300
     1,580     State (LIQ) (a)                             3.60          11/01/2018              1,580
    13,790     State (LIQ) (a)                             3.56           6/01/2020             13,790
                                                                                          ---------------
                                                                                                22,755
                                                                                          ---------------
               MISSISSIPPI (0.9%)

    20,000     Business Finance Corp. (LOC - Regions
                    Bank)                                  3.49          10/01/2018             20,000
     3,425     Dev. Bank (INS)(LIQ)                        3.52           4/01/2022              3,425
     1,105     Hospital Equipment and Facilities Auth.
                    (LOC - Regions Bank)                   3.52           7/01/2015              1,105
                                                                                          ---------------
                                                                                                24,530
                                                                                          ---------------

8

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
               MISSOURI (1.6%)

$    4,864     Branson Creek Community Improvement
                    District (LOC - Regions Bank)          3.68%          3/01/2022        $     4,864
     1,460     Health and Educational Facilities Auth.
                    (LOC - Southwest Bank of St. Louis)    3.53           6/01/2023              1,460
     4,500     Health and Educational Facilities Auth.
                    (LOC - Allied Irish Banks plc)         3.55           6/01/2023              4,500
     8,950     Health and Educational Facilities Auth.
                    (LOC - Commerce Bank, N.A.)            3.56           7/01/2025              8,950
    16,325     Health and Educational Facilities Auth.
                    (LOC - National City Bank)             3.81           7/15/2037             16,325
     6,600     Jackson County IDA (LOC - Commerce Bank,
                    N.A.)                                  3.56           7/01/2025              6,600
                                                                                          ---------------
                                                                                                42,699
                                                                                          ---------------
               MULTI-STATE (17.4%)

    17,645     BB & T Municipal Trust (LIQ)(LOC - Branch
                    Banking & Trust Co.) (a)               3.51           4/01/2022             17,645
     2,080     P-FLOAT (INS)(LIQ)(NBGA) (a)                3.62           8/01/2031              2,080
    44,445     P-FLOAT (INS)(LIQ) (a)                      3.62          10/01/2035             44,445
    36,210     PUTTER (INS)(LIQ)(NBGA) (a)                 3.59          12/15/2009             36,210
    55,710     PUTTER (INS)(LIQ) (a)                       3.59           3/01/2010             55,710
   237,453     PUTTER (INS)(LIQ)(NBGA) (a)                 3.60          12/01/2010            237,453
    59,390     PUTTER (INS)(LIQ) (a)                       3.57           4/01/2013             59,390
    12,965     UBS Municipal (INS)(LIQ)(NBGA) (a)          3.52           8/01/2036             12,965
                                                                                          ---------------
                                                                                               465,898
                                                                                          ---------------
               NEBRASKA (0.6%)

    13,255     Omaha Housing Auth. (LOC - DEPFA Bank
                    plc)                                   3.50          12/01/2037             13,255
     2,130     Sarpy County                                3.70           7/01/2013              2,130
                                                                                          ---------------
                                                                                                15,385
                                                                                          ---------------
               NEVADA (0.9%)

     6,665     Reno Health Facility (LIQ)(LOC -
                    Citibank, N.A.) (a)                    3.50           7/01/2031              6,665
     6,665     Reno Health Facility (LIQ)(LOC -
                    Citibank, N.A.) (a)                    3.50           7/01/2031              6,665
     6,665     Reno Health Facility (LIQ)(LOC -
                    Citibank, N.A.) (a)                    3.50           7/01/2031              6,665
     4,665     Reno Health Facility (LIQ)(LOC -
                    Citibank, N.A.) (a)                    3.50           7/01/2031              4,665
                                                                                          ---------------
                                                                                                24,660
                                                                                          ---------------
               NEW HAMPSHIRE (0.2%)

     4,295     Health and Education Facilities Auth.
                    (LOC - TD Banknorth, N.A.)             3.50           9/01/2037              4,295
                                                                                          ---------------
               NEW JERSEY (0.6%)

    13,430     Camden County Improvement Auth. (LOC -
                    Commerce Bank, N.A., Cherry Hill)      3.52           8/01/2032             13,430

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
$    3,450     EDA (LOC - Valley National Bank)            3.53%          3/01/2031        $     3,450
                                                                                          ---------------
                                                                                                16,880
                                                                                          ---------------
               NEW YORK (0.6%)

       600         MTA (INS)(LIQ) (a)                      3.59           7/01/2029                600
     7,000     Nassau County Tobacco Settlement Corp.
                    (LIQ)(NBGA) (a)                        3.87           6/01/2046              7,000
       795     New York City (LIQ)(LOC - Dexia Credit
                    Local) (a)                             3.47           2/01/2016                795
     3,100     Oneida County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                     3.47           6/01/2030              3,100
     3,600     Triborough Bridge and Tunnel Auth. (LIQ)
                    (a)                                    3.48          11/15/2032              3,600
     1,935     Urban Dev. Corp. (INS)(LIQ) (a)             3.57           3/15/2019              1,935
                                                                                          ---------------
                                                                                                17,030
                                                                                          ---------------
               OHIO (2.4%)

     9,700     Air Quality Dev. Auth.                      3.85           9/01/2030              9,700
     3,000     Cadiz (LOC - National City Bank)            3.49           1/01/2033              3,000
     6,365     Cincinnati School District (LIQ)(INS) (a)   3.56          12/15/2032              6,365
     6,000     Clarke County IDA (LOC - Deutsche Bank
                    A.G.)                                  3.70          12/01/2010              6,000
     1,765     Clermont County Economic Dev. (LOC -
                    Fifth Third Bank)                      3.52           8/01/2022              1,765
     7,985     Crawford County (LOC - Huntington
                    National Bank)                         3.60          10/01/2023              7,985
       830     Cuyahoga County (LOC - JPMorgan Chase
                    Bank, N.A.)                            3.70          11/01/2019                830
     4,835     Higher Educational Facility (LOC -
                    Huntington National Bank)              3.60           6/01/2026              4,835
     3,600     Hilliard (LOC - U.S. Bank, N.A.)            3.52           8/01/2012              3,600
    13,550     Lorain County (LOC - National City Bank)    3.48           5/01/2026             13,550
     2,800     Meigs County (LOC - U.S. Bank, N.A.)        3.52           8/01/2012              2,800
     3,000     Warren County (LOC - U.S. Bank, N.A.)       3.52           8/01/2012              3,000
                                                                                          ---------------
                                                                                                63,430
                                                                                          ---------------
               OKLAHOMA (4.0%)

     8,400     Garfield County Industrial Auth.            3.50           1/01/2025              8,400
    32,400     Muskogee Industrial Trust                   3.64           1/01/2025             32,400
    55,900     Muskogee Industrial Trust                   3.69           6/01/2027             55,900
     2,900     State IDA (LOC - JPMorgan Chase Bank,
                    N.A.)                                  3.65           8/01/2018              2,900
     6,390     Tulsa Industrial Auth. (LOC - Bank of
                    Oklahoma, N.A.)                        3.62          11/01/2026              6,390
                                                                                          ---------------
                                                                                               105,990
                                                                                          ---------------
               OREGON (1.6%)

     5,145     Forest Grove (LIQ)(LOC - Deutsche Bank
                    A.G.) (a)                              3.60           3/01/2037              5,145
    38,100     Port of Portland (LOC - Bank of
                    Tokyo-Mitsubishi UFJ, Ltd.)            3.61          12/01/2014             38,100
                                                                                          ---------------
                                                                                                43,245
                                                                                          ---------------

10

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
               PENNSYLVANIA (1.0%)

$    4,900     Beaver County IDA (LOC - Barclays Bank
                    plc)                                  3.75%           4/01/2041        $     4,900
     1,000     Chartiers Valley Industrial and
                    Commercial Dev. Auth.                 3.62           11/15/2017              1,000
     3,000     Elizabethtown IDA (LOC - Fulton Bank)      3.52            6/15/2029              3,000
     7,300     Lancaster Municipal Auth. (LOC - Fulton
                    Bank)                                 3.70            5/01/2036              7,300
     9,550     Reading School District (LIQ)(INS) (a)     3.50            1/15/2034              9,550
                                                                                          ---------------
                                                                                                25,750
                                                                                          ---------------
               SOUTH CAROLINA (0.3%)

     8,150     Jobs EDA (LOC - SunTrust Bank)             3.53           11/01/2035              8,150
                                                                                          ---------------
               SOUTH DAKOTA (0.6%)

     3,975     State Health and Educational Facilities
                    Auth.                                 3.72           11/01/2020              3,975
     4,075     State Health and Educational Facilities
                    Auth.                                 3.72           11/01/2025              4,075
     8,620     State Health and Educational Facilities
                    Auth.                                 3.72           11/01/2027              8,620
                                                                                          ---------------
                                                                                                16,670
                                                                                          ---------------
               TEXAS (10.8%)

     1,535     Bell County Health Facilities Dev. Corp.
                    (LOC - JPMorgan Chase Bank, N.A.)     3.65            5/01/2023              1,535
    10,265     Birdville ISD (LIQ)(NBGA) (a)              3.54            2/16/2015             10,265
     2,850     Boerne (INS)(LIQ) (a)                      3.70            3/01/2031              2,850
    19,995     Brownsville (INS)(LIQ) (a)                 3.49            9/01/2013             19,995
     2,665     Cameron Education Corp. (LOC - JPMorgan
                    Chase Bank, N.A.)                     3.65            6/01/2031              2,665
     4,995     Clear Creek ISD (LIQ)(NBGA) (a)            3.50            2/15/2015              4,995
     9,105     Crawford Education Facilities Corp. (LOC
                    - BNP Paribas)                        3.51            5/01/2035              9,105
     4,955     El Paso ISD (LIQ)(NBGA) (a)                3.49            8/15/2022              4,955
     6,535     Fort Bend County (LIQ)(INS) (a)            3.49            3/01/2022              6,535
     5,600     Friendship ISD (LIQ)(NBGA) (a)             3.49            2/15/2024              5,600
     1,000     Harris County Health Facilities Dev. (LOC
                    - JPMorgan Chase Bank, N.A.)          3.75            7/01/2034              1,000
    12,220     Houston (LIQ)(INS) (a)                     3.49           11/15/2026             12,220
    13,335     Houston (LIQ)(INS) (a)                     3.56            7/01/2032             13,335
     4,990     Houston (LIQ)(INS) (a)                     3.51           12/01/2032              4,990
    16,430     Houston (LIQ)(INS) (a)                     3.50           11/15/2036             16,430
     5,035     Katy ISD (LIQ)(NBGA) (a)                   3.49            8/15/2027              5,035
    16,230     Lake Travis ISD (LIQ)(NBGA) (a)            3.49            2/15/2014             16,230
    10,570     Lubbock (LIQ)(INS) (a)                     3.50            2/15/2023             10,570
     2,200     McAllen Health Facilities Dev. Corp. (LOC
                    - Bank of America, N.A.)              3.55          12/01/2024               2,200
    10,495     Midlothian ISD (LIQ)(NBGA) (a)             3.49           8/15/2013              10,495
    70,000     Municipal Gas Acquisition and Supply
                    Corp. (LIQ)(NBGA) (a)                 3.60           12/15/2017             70,000
     1,800     North Central IDA                          3.80           10/01/2013              1,800
     6,000     San Antonio Water System (LIQ)(INS) (a)    3.51            5/15/2040              6,000
    14,470     Tarrant County Housing Finance Corp.
                    (LIQ)(NBGA) (a)                       5.00           11/01/2029             14,470
    19,500     Transportation Commission (LIQ) (a)        3.51            4/01/2033             19,500
     9,090     Transportation Commission (LIQ) (a)        3.51            4/01/2035              9,090

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
$    7,700       Trinity River IDA                        3.90%           1/01/2013        $     7,700
                                                                                          ---------------
                                                                                               289,565
                                                                                          ---------------
               UTAH (0.4%)

    10,000     State Board of Regents (LIQ)(INS) (a)      3.51            4/01/2029             10,000
                                                                                          ---------------
               VERMONT (0.6%)

    16,095     University Agricultural College
                    (INS)(LIQ) (a)                        3.50           10/01/2027             16,095
                                                                                           ---------------
               VIRGINIA (1.9%)

    19,495     Chesterfield County IDA (LIQ)(NBGA) (a)    3.92            8/15/2033             19,495
    17,285     Harrisonburg Redevelopment and Housing
                    Auth. (LIQ)(NBGA) (a)                 5.00            2/01/2026             17,285
    11,505     Russell 150 Community Dev. Auth.
                    (LIQ)(NBGA) (a)                       5.00            3/01/2036             11,505
       725     State (LIQ) (a)                            3.57            6/01/2015                725
     2,000     Suffolk Redevelopment and Housing Auth.
                    (LIQ)(NBGA) (a)                       3.92            7/01/2024              2,000
                                                                                          ---------------
                                                                                                51,010
                                                                                          ---------------
               WASHINGTON (1.4%)

     1,980     Economic Dev. Finance Auth. (LOC - Bank
                    of America, N.A.)                     3.47            6/01/2029              1,980
     6,000     Housing Finance Commission (LOC - Key
                    Bank, N.A.)                           3.79            1/01/2027              6,000
     4,000     Housing Finance Commission (LOC - Key
                    Bank, N.A.)                           3.46            7/01/2038              4,000
     8,340     Port of Tacoma (LIQ)(INS) (a)              3.49            6/01/2025              8,340
     5,345     State (LIQ)(INS) (a)                       3.55            1/01/2027              5,345
    10,560     State Higher Education Facilities Auth.    3.52           10/01/2031             10,560
                                                                                          ---------------
                                                                                                36,225
                                                                                          ---------------
               WEST VIRGINIA (0.7%)

     2,775     Harrison County (LOC - U.S. Bank, N.A.)    3.52           12/01/2012              2,775
     9,630     Marshall County                            3.53            3/01/2026              9,630
     3,100     Monongalia County (LOC - U.S. Bank, N.A.)  3.52           12/01/2012              3,100
     2,200     Ripley (LOC - U.S. Bank, N.A.)             3.52           12/01/2012              2,200
                                                                                          ---------------
                                                                                                17,705
                                                                                          ---------------
               WISCONSIN (1.3%)

     5,810     Health and Educational Facilities Auth.
                    (LIQ)(NBGA) (a)                       3.97            8/15/2018              5,810
       895     Health and Educational Facilities Auth.
                    (LOC - JPMorgan Chase Bank, N.A.)     3.65            5/01/2026                895
    12,320     Health and Educational Facilities Auth.
                    (LIQ)(LOC - Deutsche Bank A.G.) (a)   3.60            6/01/2026             12,320
     8,000       Milwaukee                                3.50            9/01/2015              8,000
     7,250       Sheboygan                                3.50            9/01/2015              7,250
                                                                                          ---------------
                                                                                                34,275
                                                                                          ---------------

12

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
               WYOMING (0.6%)

$   14,000     Converse County                            3.75%          12/01/2020        $    14,000
     2,805     Sweetwater County                          3.75           12/01/2020              2,805
                                                                                          ---------------
                                                                                                16,805
                                                                                          ---------------
               Total Variable-Rate Demand Notes (cost: $2,426,504)                           2,426,504
                                                                                          ---------------


               PUT BONDS (4.1%)

               COLORADO (1.1%)

     7,000     Bachelor Gulch Metropolitan District (LOC
                    - Compass Bank)                       3.60           12/01/2023              7,000
     4,500     Central Platte Valley Metropolitan
                    District (LOC - BNP Paribas)          3.50           12/01/2031              4,500
     3,200     Central Platte Valley Metropolitan
                    District (LOC - BNP Paribas)          3.50           12/01/2036              3,200
     4,510     Parker Automotive Metropolitan District
                    (LOC - U.S. Bank, N.A.)               3.50           12/01/2034              4,510
     5,915     Triview Metropolitan District (LOC -
                    Compass Bank)                         3.60           11/01/2023              5,915
     5,500     Triview Metropolitan District (LOC -
                    Compass Bank)                         3.60           11/01/2023              5,500
                                                                                          ---------------
                                                                                                30,625
                                                                                          ---------------
               MISSISSIPPI (0.3%)

     8,645     Claiborne County (NBGA)                    2.98           12/01/2015              8,645
                                                                                          ---------------
               MONTANA (1.1%)

     9,605     Board of Investments (NBGA)                3.85            3/01/2017              9,605
    12,200     Board of Investments (NBGA)                3.85            3/01/2018             12,200
     6,485     Board of Investments (NBGA)                3.85            3/01/2028              6,485
                                                                                          ---------------
                                                                                                28,290
                                                                                          ---------------
               NEW YORK (0.3%)

     8,550     Nassau County IDA (LOC - La Salle
                    National Bank, N.A.)                  3.75            1/01/2028              8,550
                                                                                          ---------------
               PENNSYLVANIA (0.3%)

     2,000     Cumberland County Municipal Auth. (LOC -
                    Citizens Bank of Pennsylvania)        3.45           11/01/2026              2,000
     3,000     Higher Educational Facilities Auth. (LOC
                    - Allied Irish Banks plc)             3.45           11/01/2031              3,000
     1,900     Higher Educational Facilities Auth. (LOC
                    - Wachovia Bank, N.A.)                3.42           11/01/2034              1,900
                                                                                          ---------------
                                                                                                 6,900
                                                                                          ---------------
               TEXAS (0.4%)

     4,800     Aledo ISD (LIQ)(NBGA)                        3.75          8/01/2035              4,800

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
$    5,535     Northside ISD (LIQ)(NBGA)                  3.75%           8/01/2033        $     5,535
                                                                                          ---------------
                                                                                                10,335
                                                                                          ---------------
               VIRGINIA (0.6%)

     4,000     Louisa IDA                                 3.75           12/01/2008              4,000
     3,700     Louisa IDA                                 3.85           12/01/2008              3,700
     8,595     Stafford County and Staunton IDA
                    (LIQ)(INS) (a)                        3.65            2/01/2015              8,595
                                                                                          ---------------
                                                                                                16,295
                                                                                          ---------------
               Total Put Bonds (cost: $109,640)                                                109,640
                                                                                          ---------------

               FIXED-RATE INSTRUMENTS (5.2%)

               CALIFORNIA (0.4%)

    10,000     State                                      4.00            6/30/2008             10,031
                                                                                          ---------------
               ILLINOIS (0.2%)

     4,020     Cook County School District No. 89         5.70            4/01/2008              4,038
                                                                                          ---------------
               MINNESOTA (0.5%)

       800     Albany ISD No. 745 (NBGA)                  4.25            8/22/2008                802
     2,925     Chisholm ISD No. 695 (NBGA)                4.25            8/25/2008              2,933
     3,200     Prior Lake-Savage Area Schools, ISD No.
                    719 (NBGA)                            4.25            1/24/2008              3,201
     2,085     Red Wing ISD (NBGA)                        4.25            8/27/2008              2,091
     1,565     St. Anthony-New Brighton ISD No. 282
                    (NBGA)                                4.25            8/29/2008              1,570
     1,450     St. Cloud ISD No. 742 (NBGA)               4.25            8/30/2008              1,454
                                                                                          ---------------
                                                                                                12,051
                                                                                          ---------------
               MISSOURI (0.2%)

     6,625     Public Utilities Commission                4.75            9/01/2008              6,666
                                                                                          ---------------
               OHIO (0.3%)

     4,345     Arcanum Butler Local School District       3.85            8/12/2008              4,359
     3,210     Mahoning County                            4.20           11/26/2008              3,227
                                                                                          ---------------
                                                                                                 7,586
                                                                                          ---------------
               SOUTH DAKOTA (0.1%)

     3,600     Rapid City Area School District 51-4       4.13            5/20/2008              3,606
                                                                                          ---------------
               TEXAS (3.3%)

    10,000     Houston                                    3.45            3/13/2008             10,000
     7,000     North Central Health Facilities Dev.
                    Corp.                                 5.50            5/15/2008              7,043
    72,000     North Texas Tollway Auth.                  4.13           11/19/2008             72,000
                                                                                          ---------------
                                                                                                89,043
                                                                                          ---------------
               WASHINGTON (0.2%)

     5,025     Olympus Terrace Sewer District             3.68           11/01/2008              5,025
                                                                                          ---------------

14

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

  PRINCIPAL                                               COUPON              FINAL
     AMOUNT    SECURITY                                     RATE           MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------
               WISCONSIN (0.0%)

$    1,155     New Richmond School District               4.13%           6/06/2008        $     1,156
                                                                                          ---------------
               Total Fixed-Rate Instruments(cost: $139,202)                                    139,202
                                                                                          ---------------


               Total Investments (cost: $2,675,346)                                     $    2,675,346
                                                                                          ===============

  N O T E S
=======================---------------------------------------------------------
                            to Portfolio of INVESTMENTS


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2007.

C. As of December 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,673,764,000 at December 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

16

  N O T E S
=======================---------------------------------------------------------
                            to Portfolio of INVESTMENTS
                            (continued)


USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)


SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.